UNITED STATES
            SECURITIES & EXCHANGE COMMISSION
                 Washington, D.C. 20549

                          Form 13F

                    Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: June 30, 2012

 Check here if Amendment [   ];Amendment Number:

 This amendment (Check only one.) :[   ] is a restatement.
                                   [   ] adds new holdings entries.

 Institutional Investment Manager Filing this Report:

 Name:          Petroleum & Resources Corporation
 Address:       7 St. Paul Street, Suite 1140
                Baltimore, MD  21202

 Form 13F File Number:      28-596


 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


 Person Signing this Report on Behalf of Reporting Manager:


 Name:        Christine M. Sloan
 Title:       Assistant Treasurer
 Phone:       (410) 752-5900

 Signature, Place, and Date of Signing:

 /s/ Christine M. Sloan            Baltimore, MD            July 30, 2012

      [Signature]                 [City, State]               [Date]



 Report Type (Check only one.):

 [X]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

 [ ]   13F NOTICE.  (Check here if no holdings reported
 are in this report, and all holdings are reported by other reporting manager(s).)

 [ ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                   Form 13F SUMMARY PAGE
 Report Summary:

 Number of Other Included Managers:           0

 Form 13F Information Table Entry Total:      52

 Form 13F Information Table Value Total:      $685,370
                                              (in thousands)

 List of Other Included Managers:

 Provide a numbered list of the name (s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


 NONE


         COLUMN 1              COLUMN 2     COLUMN 3     COLUMN 4          COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
      NAME OF ISSUER            TITLE        CUSIP       VALUE     SHRS OR   SH/   PUT/  INVSTMT   OTHER    VOTING AUTHORITY
                               OF CLASS                  (x $1000) PRN AMT   PRN   CALL  DISCRETN  MANAGER  SOLE    SHARED   NONE


 AIR PRODUCTS & CHEMICALS, INC.  COM        009158106      8,073     100,000   SH         SOLE                 100,000
 ANADARKO PETROLEUM CORP.        COM        032511107     19,860     300,000   SH         SOLE                 300,000
 APACHE CORP.                    COM        037411105     14,062     160,000   SH         SOLE                 160,000
 BAKER HUGHES, INC.              COM        057224107      2,466      60,000   SH         SOLE                  60,000
 CF INDUSTRIES HOLDINGS, INC.    COM        125269100     16,287      84,069   SH         SOLE                  84,069
 CHEVRON CORP.                   COM        166764100     90,730     860,000   SH         SOLE                 860,000
 CLIFFS NATURAL RESOURCES        COM        18683K101      6,999     142,000   SH         SOLE                 142,000
 CONOCOPHILLIPS                  COM        20825C104     13,970     250,000   SH         SOLE                 250,000
 DEVON ENERGY CORP.              COM        25179M103      7,829     135,000   SH         SOLE                 135,000
 DOW CHEMICAL CO.                COM        260543103     17,325     550,000   SH         SOLE                 550,000
 ENERGEN CORP.                   COM        29265N108      7,898     175,000   SH         SOLE                 175,000
 EOG RESOURCES, INC.             COM        26875P101     11,714     130,000   SH         SOLE                 130,000
 EQT CORP.                       COM        26884L109      7,508     140,000   SH         SOLE                 140,000
 EXXON MOBIL CORP.               COM        30231G102    124,798   1,458,430   SH         SOLE               1,458,430
 FMC CORP.                       COM        302491303     13,905     260,000   SH         SOLE                 260,000
 FOREST OIL CORP.                COM        346091705      1,466     200,000   SH         SOLE                 200,000
 FREEPORT-MCMORAN COPPER & GOLD  COM        35671D857     16,592     487,000   SH         SOLE                 487,000
 HALLIBURTON CO.                 COM        406216101     12,137     427,500   SH         SOLE                 427,500
 HESS CORP.                      COM        42809H107      9,776     225,000   SH         SOLE                 225,000
 KINDER MORGAN INC.              COM        49456B101      8,055     250,000   SH         SOLE                 250,000
 LYONDELLBASELL INDUSTRIES N.V.  SHS-A      N53745100      5,436     135,000   SH         SOLE                 135,000
 MARATHON OIL CORP.              COM        565849106      4,475     175,000   SH         SOLE                 175,000
 MARATHON PETROLEUM CORP.        COM        56585A102      8,535     190,000   SH         SOLE                 190,000
 MDU RESOURCES GROUP, INC.       COM        552690109      4,560     211,000   SH         SOLE                 211,000
 MIDSTATES PETROLEUM CO., INC.   COM        59804T100      2,185     225,000   SH         SOLE                 225,000
 MOLYCORP, INC.                  COM        608753109      1,935      89,800   SH         SOLE                  89,800
 NABORS INDUSTRIES, LTD.         SHS        G6359F103      1,714     119,000   SH         SOLE                 119,000
 NATIONAL FUEL GAS CO.           COM        636180101      4,698     100,000   SH         SOLE                 100,000
 NATIONAL OILWELL VARCO, INC.    COM        637071101     16,110     250,000   SH         SOLE                 250,000
 NEW JERSEY RESOURCES CORP.      COM        646025106     12,211     280,000   SH         SOLE                 280,000
 NEWFIELD EXPLORATION CO.        COM        651290108      2,345      80,000   SH         SOLE                  80,000
 NOBLE ENERGY, INC.              COM        655044105     16,116     190,000   SH         SOLE                 190,000
 OASIS PETROLEUM, INC.           COM        674215108      3,627     150,000   SH         SOLE                 150,000
 OCCIDENTAL PETROLEUM CORP.      COM        674599105     30,877     360,000   SH         SOLE                 360,000
 OIL STATES INTERNATIONAL, INC.  COM        678026105      9,268     140,000   SH         SOLE                 140,000
 PEABODY ENERGY CORP.            COM        704549104      4,719     192,440   SH         SOLE                 192,440
 PHILLIPS 66                     COM        718546104      4,155     125,000   SH         SOLE                 125,000
 PIONEER NATURAL RESOURCES CO.   COM        723787107      8,821     100,000   SH         SOLE                 100,000
 POTASH CORP OF SASKATCHEWAN     COM        73755L107     10,486     240,000   SH         SOLE                 240,000
 PRAXAIR, INC.                   COM        74005P104     16,309     150,000   SH         SOLE                 150,000
 QEP RESOURCES, INC.             COM        74733V100      5,694     190,000   SH         SOLE                 190,000
 QUESTAR CORP                    COM        748356102      3,260     156,300   SH         SOLE                 156,300
 ROYAL DUTCH SHELL             SPONS ADR A  780259206     12,452     184,662   SH         SOLE                 184,662
 SCHLUMBERGER LTD                COM        806857108     37,323     575,000   SH         SOLE                 575,000
 SEADRILL LTD.                   SHS        G7945E105      7,104     200,003   SH         SOLE                 200,003
 SOUTHWESTERN ENERGY CO.         COM        845467109      1,756      55,000   SH         SOLE                  55,000
 SPECTRA ENERGY CORP.            COM        847560109      6,068     208,812   SH         SOLE                 208,812
 TECK RESOURCES LTD              CL B       878742204      6,188     200,000   SH         SOLE                 200,000
 TRANSOCEAN LTD.                 REG SHS    H8817H100      6,486     145,000   SH         SOLE                 145,000
 WEATHERFORD INT'L. LTD          REG        H27013103      5,052     400,000   SH         SOLE                 400,000
 WILLIAMS COMPANIES, INC.        COM        969457100     11,528     400,000   SH         SOLE                 400,000
 WPX ENERGY, INC.                COM        98212B103      2,427     150,000   SH         SOLE                 150,000
                                                         685,370